Investment Objectives and Goals - Invesco MSCI North America Climate ETF	Dec. 04, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco MSCI North America Climate ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the MSCI Global Climate 500 North America Selection Index (the “Underlying Index”).